SUBSEQUENT EVENTS - 10-K	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
2024 Equity Incentive Plans (unaudited)
On March 31, 2024, the Company’s board of directors and stockholders approved the PACS Group, Inc. 2024 Incentive Award Plan (the 2024 Plan), which will become effective on the date immediately preceding the date on which the Company’s registration statement will be declared effective by the SEC. The 2024 Plan allows the Company to make equity-based and cash-based incentive awards to its officers, employees, directors and consultants.
The number of shares initially available for issuance under awards granted pursuant to the 2024 Plan (which number includes 15,146,772 shares of common stock issuable upon the exercise of restricted stock unit awards, to be granted in connection with the offering) is equal to 10.25% of the number of shares of our common stock outstanding as of immediately following the completion of this offering (disregarding the shares issuable under the 2024 Plan).
2024 Employee Stock Purchase Plan (unaudited)
On March 31, 2024, the Company’s board of directors and stockholders approved the 2024 Employee Stock Purchase Plan (the 2024 ESPP), which will become effective on the date immediately preceding the date on which the Company’s registration statement will be declared effective by the SEC. The number of shares initially available for issuance pursuant to the 2024 ESPP will be equal to the number of shares equal to 1% of the number of shares of our common stock outstanding as of immediately following the completion of this offering (disregarding the shares issuable under the 2024 Plan).